Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current assets:
Cash and cash equivalents	$ 97,970	$ 193,902	$ 161,908	$ 89,948	$ 44,339	$ 28,854
Receivables, net (Note 3)	100,706	102,874		93,932
Inventories, net (Note 4)	415,720	381,949		370,492
Prepaids and other current assets (Note 6)	48,478	40,569		42,275
Total current assets	662,874	719,294		596,647
Long-term assets:
Goodwill (Note 7)	625,878	625,241		624,753
Brands (Note 7)	720,000	720,000		720,000
Other intangible assets, net (Note 7)	143,849	147,224		154,370
Property, plant and equipment, net (Note 8)	191,053	193,428		199,581
Deferred financing fees, net (Note 2)	12,656	14,129		18,411
Other long-term assets (Note 9)	7,767	5,767		4,332
Total long-term assets	1,701,203	1,705,789		1,721,447
Total assets	2,364,077	2,425,083		2,318,094
Current liabilities:
Accounts payable	128,793	98,662		95,904
Accrued payroll and related liabilities (Note 10)	24,211	25,656		22,277
Accrued interest (Note 12)	2,004	13,372		14,552
Current portion, long-term debt (Note 12)	1,592	28,070		1,724
Deferred revenue and other current liabilities (Note 11)	73,688	69,065		65,162
Total current liabilities	230,288	234,825		199,619
Long-term liabilities:
Long-term debt (Note 12)	900,615	1,030,429		1,058,085
Deferred tax liabilities, net (Note 5)	289,134	288,015		288,894
Other long-term liabilities (Note 13)	33,397	33,950		39,520
Total long-term liabilities	1,223,146	1,352,394		1,386,499
Total liabilities	1,453,434	1,587,219		1,586,118
Preferred stock, $0.001 par value, 60,000 shares authorized: Series A, 30,500 shares designated, 30,134 shares issued, 29,867 shares outstanding and 267 shares held in treasury at December 31, 2010, and 30,500 shares designated, 30,129 shares issued, 20,862 shares outstanding and 267 shares held in treasury at December 31, 2009 (Note 17)		218,381		197,742
Common stock, $0.001 par value, 150,000 shares authorized:
Paid-in-capital	695,800	451,728		448,556
Retained earnings	212,425	171,224		95,263
Treasury stock, at cost	(2,277)	(2,277)		(2,474)
Accumulated other comprehensive income (loss)	4,591	(1,280)		(7,199)
Total stockholders' equity	910,643	619,483	578,004	534,234	474,458	446,429
Total liabilities and stockholders' equity	2,364,077	2,425,083		2,318,094
Class A Common Stock
Common stock, $0.001 par value, 150,000 shares authorized:
Common stock	90	60		60
Total stockholders' equity	90	60	60	60	60	60
Class B Common Stock
Common stock, $0.001 par value, 150,000 shares authorized:
Common stock	14	28		28
Total stockholders' equity	$ 14	$ 28	$ 28	$ 28	$ 28	$ 28